Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar. 01, 2012
Tax-Exempt Portfolio (Fourth Prospectus Summary) | Tax-Exempt Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Tax-Exempt Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Tax-Exempt Portfolio seeks to maximize current income exempt from federal income tax to the extent consistent with preservation of capital and maintenance of liquidity.
Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The table below describes the expenses that you may pay if you buy and hold
Administrative Class shares of the Portfolio. The Portfolio does not charge any
		sales loads or other fees when you purchase or redeem shares.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the
Portfolio's Administrative Class with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio's Administrative
Class, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or
		lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing at least 80% of its assets in high quality short-term municipal obligations, the interest of which is exempt from federal income taxes and is not subject to the federal alternative minimum tax. This policy is fundamental and may not be changed without shareholder approval. The Portfolio may also invest in variable and floating rate demand instruments, tender option bonds, custodial receipts and investments in other investment companies, including money market funds.

The Portfolio may invest up to 20% of its assets in taxable money market securities or in municipal obligations that pay interest income that may be subject to the alternative minimum tax; however, it is currently intended that the Portfolio will be managed so that income generated by the Portfolio will not be subject to the alternative minimum tax. In addition, the Portfolio may temporarily invest more than 20% of its assets in taxable money market securities for defensive purposes in attempting to respond to adverse market
		conditions.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal
Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.

The Portfolio's principal investment strategies are subject to the following principal risk:

• Credit and Interest Rate Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the
		general level of interest rates.
Risk, Lose Money	rr_RiskLoseMoney	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible for an investor to lose money by investing in the Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's
Administrative Class shares from year-to-year and by showing the average annual returns of the Portfolio's Administrative Class shares for the one and five year periods and since inception. The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Updated
		performance information is available online at www.morganstanley.com/liquidity.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio's Administrative Class shares from year-to-year and by showing the average annual returns of the Portfolio's Administrative Class shares for the one and five year periods and since inception.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/liquidity
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart, Closing	rr_BarChartClosingTextBlock	High Quarter 6/30/07 0.89 % Low Quarter 12/31/11 0.00%
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	You may obtain the Portfolio's 7-day current yield by calling 1-888-378-1630.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for Periods Ended December 31, 2011
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	1-888-378-1630
Tax-Exempt Portfolio (Fourth Prospectus Summary) | Tax-Exempt Portfolio | Administrative Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets
Shareholder Administration Fee	rr_Component1OtherExpensesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.38%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.35%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	443
Annual Return 2005	rr_AnnualReturn2005	2.23%
Annual Return 2006	rr_AnnualReturn2006	3.22%
Annual Return 2007	rr_AnnualReturn2007	3.47%
Annual Return 2008	rr_AnnualReturn2008	1.88%
Annual Return 2009	rr_AnnualReturn2009	0.12%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.01%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2004

[1]	Institutions or financial intermediaries may charge other fees directly to their customers who are beneficial owners of Administrative Class Shares in connection with their customers' accounts.
[2]	The Portfolio's "Adviser", Morgan Stanley Investment Management Inc., has agreed to reduce the advisory fee and/or reimburse the Portfolio's Administrative Class so that total annual operating expenses after fee waiver and/or expense reimbursement (excluding interest expense on borrowing) will not exceed 0.35%. This fee waiver and/or expense reimbursement will continue for at least one year or until such time as the Fund's Board of Trustees acts to discontinue all or a portion of such waiver and/or expense reimbursement when it deems that such action is appropriate.